Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan determines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan uses a hierarchical structure to prioritize the inputs to valuation techniques used to measure fair value into three broad levels defined as follows:
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices (in non-active markets or in active markets for similar assets or liabilities), inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 inputs are unobservable inputs for the assets or liabilities.
The Plan holds no Level 2 or 3 investments.
The fair value hierarchy is based on maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. Classification within the fair value hierarchy is based on the lowest level input that is significant to the fair value measurement.
Certain investments which measure fair value using the net asset value (“NAV”) per share as a practical expedient are not classified within the fair value hierarchy.
The following is a description of the valuation methodologies and inputs used to measure fair value for major categories of investments.
•Employer Common Stock - Common stock is valued at the closing price reported on the major market on which the individual securities are traded at the measurement date. Xylem Inc. stock is traded on the New York Stock Exchange (“NYSE”) under the ticker symbol XYL and is valued at the Plan's year-end date. These securities are classified in Level 1 of the fair value hierarchy.
•Member-Directed Brokerage Accounts - Securities held in BrokerageLink are valued at the closing price reported on the major market on which the individual securities are traded at the measurement date. These securities are classified in Level 1 of the fair value hierarchy.
•Mutual Funds - Mutual funds of registered investment companies are publicly traded in active markets and valued at the closing price reported on those major markets as of the measurement date. Mutual funds are classified within Level 1 of the fair value hierarchy.
•Collective Trusts ("CTs") - CTs are valued at fair value at the Plan's year-end date using the NAV provided by the administrators of the CTs as a practical expedient. Investments in CTs can be redeemed on a daily basis and there are no unfunded commitments. CTs are not classified within the fair value hierarchy.
While the Plan Administrator believes that the valuation methods are appropriate and consistent with how other participants in the market value these types of investments, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. There have been no changes in the methodologies used at December 31, 2025 and 2024.
The following table sets forth by level within the fair value hierarchy a summary of the Master Trust investments measured at fair value at December 31, 2025.

(in thousands)	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV Practical Expedient	Total
Employer Common Stock	$25,105	$—	$—	$—	$25,105
Mutual Funds	232,968	—	—	—	232,968
Member-Directed Brokerage Accounts	15,112	—	—	—	15,112
Collective Trusts	—	—	—	1,607,732	1,607,732
Totals	$273,185	$—	$—	$1,607,732	$1,880,917
The following table sets forth by level within the fair value hierarchy a summary of the Master Trust investments measured at fair value at December 31, 2024.

(in thousands)	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV Practical Expedient	Total
Employer Common Stock	$23,728	$—	$—	$—	$23,728
Mutual Funds	294,887	—	—	—	294,887
Member-Directed Brokerage Accounts	13,008	—	—	—	13,008
Collective Trusts	—	—	—	1,345,941	1,345,941
Totals	$331,623	$—	$—	$1,345,941	$1,677,564